S000030566 [Member] Investment Objectives and Goals - TCW Emerging Markets Local Currency Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Emerging Markets Local Currency Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.